CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Insurance policy income	$ 2,629.7	$ 2,744.7	$ 2,755.4
Net investment income (loss):
General account assets	1,301.0	1,405.8	1,398.5
Policyholder and reinsurer accounts and other special-purpose portfolios	126.4	258.2	87.9
Realized investment gains (losses):
Net realized investment gains, excluding impairment losses	64.0	45.0	118.9
Other-than-temporary impairment losses:
Total other-than-temporary impairment losses	(27.3)	(11.6)	(37.8)
Portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income	0	0	0
Net impairment losses recognized	(27.3)	(11.6)	(37.8)
Total realized gains	36.7	33.4	81.1
Fee revenue and other income	50.9	34.0	19.8
Total revenues	4,144.7	4,476.1	4,342.7
Benefits and expenses:
Insurance policy benefits	2,586.2	2,839.7	2,763.9
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions	239.8	98.4	0
Interest expense	92.8	105.3	114.6
Amortization	247.4	296.3	289.0
Loss on extinguishment or modification of debt	0.6	65.4	200.2
Other operating costs and expenses	802.8	766.2	819.3
Total benefits and expenses	3,969.6	4,171.3	4,187.0
Income before income taxes	175.1	304.8	155.7
Income tax expense (benefit):
Tax expense on period income	159.2	128.3	106.2
Valuation allowance for deferred tax assets and other tax items	(35.5)	(301.5)	(171.5)
Net income	$ 51.4	$ 478.0	$ 221.0
Basic:
Weighted average shares outstanding (in shares)	212,917	221,628	233,685
Net income (in dollars per share)	$ 0.24	$ 2.16	$ 0.95
Diluted:
Weighted average shares outstanding (in shares)	217,655	232,702	281,427
Net income (in dollars per share)	$ 0.24	$ 2.06	$ 0.83